Share Repurchase Programs	12 Months Ended
Dec. 31, 2012
Share Repurchase Programs
Share Repurchase Programs

6      Share Repurchase Programs

On September 19, 2012, the Company’s Board of Directors authorized a new share repurchase program for up to $6.0 billion of outstanding common stock (the “2012 Repurchase Program”). The share repurchase authorization, which was effective immediately, permits the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. The 2012 Repurchase Program may be modified or terminated by the Board of Directors at any time.

On August 23, 2011, the Company’s Board of Directors authorized a share repurchase program for up to $4.0 billion of outstanding common stock (the “2011 Repurchase Program”). The share repurchase authorization, which was effective immediately, permitted the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions.

Pursuant to the authorizations under the 2011 and 2012 Repurchase Programs, on September 19, 2012, the Company entered into a $1.2 billion fixed dollar accelerated share repurchase (“ASR”) agreement with Barclays Bank PLC (“Barclays”). Upon payment of the $1.2 billion purchase price on September 20, 2012, the Company received a number of shares of its common stock equal to 50% of the $1.2 billion notional amount of the ASR agreement or approximately 12.6 million shares at a price of $47.71 per share. The Company received approximately 13.0 million shares of common stock on November 16, 2012 at an average price of $46.96 per share, representing the remaining 50% of the $1.2 billion notional amount of the ASR agreement and thereby concluding the agreement. The total of 25.6 million shares of common stock delivered to the Company by Barclays over the term of the ASR agreement were placed into treasury stock.

Pursuant to the authorization under the 2011 Repurchase Program, on August 24, 2011, the Company entered into a $1.0 billion fixed dollar ASR agreement with Barclays. The ASR agreement contained provisions that establish the minimum and maximum number of shares to be repurchased during its term. Pursuant to the ASR agreement, on August 25, 2011, the Company paid $1.0 billion to Barclays in exchange for Barclays delivering 20.3 million shares of common stock to the Company. On September 16, 2011, upon establishment of the minimum number of shares to be repurchased, Barclays delivered an additional 5.4 million shares of common stock to the Company. At the conclusion of the transaction on December 28, 2011, Barclays delivered a final installment of 1.6 million shares of common stock on December 29, 2011. The aggregate 27.3 million shares of common stock delivered to the Company by Barclays, were placed into treasury stock. This represented all the repurchases that occurred during the year ended December 31, 2011 under the 2011 Repurchase Program.

During the year ended December 31, 2012, the Company repurchased an aggregate of 95.0 million shares of common stock for approximately $4.3 billion under the 2012 and 2011 Repurchase Programs, which includes shares received from the ASR described above. As of December 31, 2012, the 2011 Repurchase Program was complete and there remained approximately $4.7 billion available for future repurchases under the 2012 Repurchase Program.

On June 14, 2010, our Board of Directors authorized a share repurchase program for up to $2.0 billion of our outstanding common stock (the “2010 Repurchase Program”). During the year ended December 31, 2011, the Company repurchased an aggregate of 56.4 million shares of common stock for approximately $2.0 billion, completing the 2010 Repurchase Program, which included shares received from the ASR described above.

On November 4, 2009, our Board of Directors authorized a share repurchase program for up to $2.0 billion of our outstanding common stock (the “2009 Repurchase Program”). During 2010, the Company repurchased 42.4 million shares of common stock for approximately $1.5 billion, completing the 2009 Repurchase Program.